UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8002

KOREA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712
(Address of principal executive offices)

Hiroshi Terasaki
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018

Date of fiscal year end: October 31, 2007

Date of reporting period: November 1, 2006 - January 31, 2007

Item 1. Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2007

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Halla Climate Control Corporation	164,000	$1,898,152	$1,828,996	($69,156)	1.9
Air control equipment
Hyundai Mobis	22,250	682,692	1,803,160	1,120,468	1.9
Automotive service components
Hyundai Motor Co., Ltd	17,300	613,921	1,232,958	619,037	1.3
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		3,194,765	4,865,114	1,670,349	5.1

Banking and Financial Services
Daewoo Securities Co., Ltd	118,000	1,217,275	1,911,312	694,037	2.0
Financial institution
Hana Financial Group Inc	53,934	1,141,815	2,663,761	1,521,946	2.8
Commercial bank
Kookmin Bank	42,408	1,719,234	3,373,722	1,654,488	3.5
Commercial bank
Korea Exchange Bank	84,000	736,024	1,084,015	347,991	1.1
Commercial bank
Macquarie Korea Infrastructure Fund	459,000	3,379,557	3,310,260	(69,297)	3.5
Investment company
Shinhan Financial Group Co., Ltd	48,500	914,394	2,534,466	1,620,072	2.7
Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd	50,000	431,248	1,168,348	737,100	1.2
Diversified finance services
Total Banking and Financial Services		9,539,547	16,045,884	6,506,337	16.8

Consumer Electronics
LG Electronics Inc	65,300	4,031,986	3,620,457	(411,529)	3.8
Digital display equipment
LG Philips LCD Co., Ltd +	80,000	3,282,946	2,230,483	(1,052,463)	2.3
Digital display equipment
Samsung Electronics Co., Ltd	18,958	4,306,844	11,658,717	7,351,873	12.2
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		11,621,776	17,509,657	5,887,881	18.3

Electrical Machinery
Samsung Corporation	32,000	455,609	1,029,846	574,237	1.1
Import/Export

Food and Beverages
Hite Brewery Co., Ltd	29,000	3,863,484	3,634,626	(228,858)	3.8
Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd	2,500	2,713,688	3,632,501	918,813	3.8
Alcoholic and non-alcoholic beverages
Total Food and Beverages		6,577,172	7,267,127	689,955	7.6

Iron and Steel
POSCO	23,250	3,501,244	8,136,883	4,635,639	8.5
Hot and cold rolled steel products

Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Co., Ltd	98,130	1,368,086	3,022,592	1,654,506	3.2
Constructs roadways, bridges, ports, industrial plants, and buildings
Hynix Semiconductor +	76,000	1,794,127	2,522,570	728,443	2.7
Semiconductors
KT&G Corp	21,500	540,456	1,308,497	768,041	1.3
Cigarettes and other tobacco products
Total Miscellaneous Manufacturing		3,702,669	6,853,659	3,150,990	7.2

KOREA EQUITY FUND, INC
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2007

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Oil and Gas
SK Corporation	21,820	$1,245,876	$1,666,339	$420,463	1.8
Refines, markets, and distributes oil
S-Oil Corporation	23,000	1,116,343	1,595,220	478,877	1.6
Petroleum and related products
Total Oil and Gas		2,362,219	3,261,559	899,340	3.4

Retail
Shinsegae Co., Ltd	6,660	1,426,328	3,862,305	2,435,977	4.1
Department store chain

Services
GS Engineering & Construction Corp	26,000	942,971	2,154,010	1,211,039	2.3
Contracts civil engineering and achitectural works
Hyundai Engineering & Construction Co., Ltd +	64,000	1,781,550	3,276,474	1,494,924	3.4
General construction company
Hyundai Mipo Dockyard	31,600	2,699,126	3,943,706	1,244,580	4.1
Shipbuilding
LG Corp	48,000	1,324,353	1,460,648	136,295	1.6
Holding company
Samsung Fire & Marine Insurance Co., Ltd	13,500	857,965	2,265,534	1,407,569	2.4
Non-life insurance
Woongjin ThinkBig Co. Ltd	124,000	1,144,825	2,107,276	962,451	2.2
Publishing
Total Services		8,750,790	15,207,648	6,456,858	16.0

Telecommunications
LG Dacom Corporation	163,000	2,598,951	3,644,343	1,045,392	3.8
Internet services
SK Telecom Co., Ltd	7,860	1,425,754	1,669,676	243,922	1.8
Mobile telecommunications and paging services
Total Telecommunications		4,024,705	5,314,019	1,289,314	5.6

Utilities
Korea Electric Power Corp	33,000	775,556	1,486,139	710,583	1.6
Power supplier

TOTAL KOREAN COMMON STOCKS		55,932,380	90,839,840	34,907,460	95.3

KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd PFD	11,900	209,982	489,145	279,163	0.5
Passenger cars, trucks, autoparts, and commercial vehicles
TOTAL KOREAN PREFERRED STOCKS		209,982	489,145	279,163	0.5

TOTAL INVESTMENTS		$56,142,362	$91,328,985	$35,186,623	95.8

OTHER ASSETS LESS LIABILITIES, NET			$3,995,991		4.2

NET ASSETS			$95,324,976		100.0

+	Non-Income Producing Security
*
Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $37,017,926. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,831,303.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of January 31, 2007.
Korean won	KRW	941.50	= $1.00

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By: /s/ Hiroshi Terasaki
Hiroshi Terasaki, President
(Principal Executive Officer)

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite, Treasurer
(Principal Financial Officer)

Date: March 13, 2007